Operating Segments (Tables)	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Summary of Information about Each Reportable Segment and Reconciliation

Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	For six months ended June 30
	2024	2023
(in $ millions)	$	$
Segment Adjusted EBITDA
Deliveries	84	(9)
Mobility	267	211
Financial services	(52)	(85)
Others	2	(1)
Total reportable Segment Adjusted EBITDA	301	116
Regional corporate costs	(175)	(200)
Other income/ (expenses)	4	(2)
Depreciation and amortization	(74)	(72)
Share-based compensation expenses	(176)	(168)
Impairment losses on goodwill and non-financial assets	—	*
Restructuring costs	(4)	(51)
Legal, tax and regulatory settlement provisions	(7)	(3)
Operating loss	(131)	(380)
Income tax expenses	(31)	(7)
Net interest income/ (expenses)	65	32
Fair value changes on investments	(25)	(46)
Foreign exchange (loss)/ gain	(58)	7
Share of loss of equity-accounted investees (net of tax)	(4)	(3)
Loss for the year	(184)	(397)

* Amount less than $1 million